Additional information - condensed financial statements of the Company (Details 4) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income/(loss)	(1,662,257,000)	(564,345,000)	1,755,351,000
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Share based compensation expense	33,225,000	40,187,000	71,785,000
Share of (income)/loss from subsidiaries	43,501,000	1,800,000
Amortization of deferred issuance cost and accretion of convertible notes	135,725,000	140,894,000	123,915,000
Change in fair value of derivatives	11,485,000	(63,147,000)	(74,528,000)
Exchange loss	13,004,000	(57,989,000)	(18,044,000)
(Gain)/loss from senior convertible notes buyback	8,466,000	(4,312,000)
Gain from sales of claim against loaned shares	(369,153,000)
Acquisition gain		(187,387,000)
Changes in operating assets and liabilities:
(Increase)/decrease in other current assets	34,516,000	180,187,000	(342,296,000)
(Decrease)/increase in interest payable	(3,746,000)	(448,000)	(1,629,000)
Net cash provided by operating activities	8,622,000	364,370,000	1,279,514,000
Cash flows from investing activities:
Proceeds from sale of available-for-sale securities			231,163,000
Net cash used in investing activities	(629,974,000)	(2,061,140,000)	(1,678,894,000)
Cash flows from financing activities:
Repurchase of convertible notes	(617,937,000)	(28,469,000)
Proceeds from sales of claim against loaned shares	369,153,000
Repurchase of ADS	(15,276,000)
Proceeds from exercise of stock options		23,075,000	8,276,000
Net cash provided by/(used in) financing activities	(232,961,000)	3,310,389,000	838,276,000
Effect of exchange rate changes on cash and cash equivalents	(3,317,000)	(14,009,000)	(16,662,000)
Net increase/(decrease) in cash and cash equivalents	(857,630,000)	1,599,610,000	422,234,000
Cash and cash equivalents at the beginning of the year	3,889,092,000	2,289,482,000	1,867,248,000
Cash and cash equivalents at the end of the year	3,031,462,000	3,889,092,000	2,289,482,000
JA Solar Holdings Co., Ltd.
Cash flows from operating activities:
Net income/(loss)	(1,662,257,000)	(564,345,000)	1,755,351,000
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Share based compensation expense	2,055,000	1,676,000	(602,000)
Share of (income)/loss from subsidiaries	1,809,926,000	465,989,000	(1,724,291,000)
Amortization of deferred issuance cost and accretion of convertible notes	135,725,000	140,894,000	123,915,000
Change in fair value of derivatives	(32,000)	(57,015,000)	(75,552,000)
Exchange loss	4,422,000	96,122,000	66,309,000
(Gain)/loss from senior convertible notes buyback	8,466,000	(4,312,000)
Gain from sales of claim against loaned shares	(369,153,000)
Investment income from available-for-sale securities			(231,163,000)
Acquisition gain		(187,387,000)
Changes in operating assets and liabilities:
Decrease in receivables from subsidiaries		12,890,000	8,231,000
(Increase)/decrease in other current assets	(3,227,000)	29,425,000	(25,708,000)
(Decrease)/increase in other payables to subsidiaries and employees		6,572,000	(1,401,000)
Increase/(decrease) in accrued and other liabilities	(33,728,000)	(15,167,000)	42,634,000
(Decrease)/increase in interest payable	(3,746,000)	(631,000)	(1,629,000)
Net cash provided by operating activities	(111,549,000)	(75,289,000)	(63,906,000)
Cash flows from investing activities:
Loans granted to subsidiaries	(12,349,000)	(3,160,000)	(31,697,000)
Loans repayment by subsidiaries	125,710,000	93,116,000	49,769,000
Proceeds from sale of available-for-sale securities			231,163,000
Net cash used in investing activities	113,361,000	89,956,000	249,235,000
Cash flows from financing activities:
Proceeds from long-term loan from subsidiaries	211,193,000	51,314,000
Repurchase of convertible notes	(617,937,000)	(28,469,000)
Proceeds from sales of claim against loaned shares	369,153,000
Repurchase of ADS	(15,276,000)
Repayment of long-term loan from subsidiaries	(12,571,000)	(9,851,000)	(204,846,000)
Proceeds from exercise of stock options		23,076,000	8,276,000
Net cash provided by/(used in) financing activities	(65,438,000)	36,070,000	(196,570,000)
Effect of exchange rate changes on cash and cash equivalents	3,628,000	(1,752,000)	(1,647,000)
Net increase/(decrease) in cash and cash equivalents	(59,998,000)	48,985,000	(12,888,000)
Cash and cash equivalents at the beginning of the year	77,009,000	28,024,000	40,912,000
Cash and cash equivalents at the end of the year	17,011,000	77,009,000	28,024,000